Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, net.
Property, Plant and Equipment, net

4. Property, Plant and Equipment, net

          Property, plant and equipment, net consisted of the following at December 31:

	2012	2011
Land	$5,013	$5,626
Building and leasehold improvements	20,529	19,711
Vehicles	117,376	90,740
Computer hardware and software	57,920	39,547
Communication and medical equipment and other	77,154	66,191

	277,992	221,815
Less: accumulated depreciation and amortization	(86,128)	(29,869)

Property, plant and equipment, net	$191,864	$191,946

          Depreciation expense was $56.5 million for the Successor year ended December 31, 2012, $30.9 million for the Successor period from May 25, 2011 through December 31, 2011, $17.1 million for the Predecessor period from January 1, 2011 through May 24, 2011, and $43.0 million for the Predecessor year ended December 31, 2010. The Company made fair value adjustments during the third and fourth quarters of 2011 which increased property, plant and equipment by $38.3 million based on the valuations completed as part of the Merger.